CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2024
SCHEDULE OF ISSUED AND PAID-UP CAPITAL
	2024 A$	2023 A$
Issued and paid-up capital
Fully paid Ordinary Shares	163,817,863	161,342,707
Total contributed equity	163,817,863	161,342,707

SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE

Movements in shares on issue

Year ended June 30, 2024	Number of Shares	A$
Balance at the beginning of the financial year	11,541,658,143	161,342,707
Share consolidation	(11,426,240,897)	-
Shares issued during the year	16,800,000	3,111,758
Less: transaction costs arising on share issue	-	(534,611)
Less: valuation of warrants to be issued	-	(101,991)
Balance at the end of the financial year	132,217,246	163,817,863

Year ended June 30, 2023	Number of Shares	A$
Balance at the beginning of the financial year	9,233,965,143	155,138,636
Shares issued during the year	2,307,693,000	7,172,399
Add: Exercise of performance rights	-	82,688
Less: transaction costs arising on share issue (i)	-	(916,060)
Less: valuation of warrants to be issued	-	(134,956)
Balance at the end of the financial year	11,541,658,143	161,342,707

(i)	The details of securities arising on shares issued for the year ended June 30, 2024 and June 30 2023 are as below:

●	On February 7, 2023, the Company issued 3,846,155 ADSs (769,231 post share and ADS consolidation), each representing six hundred (600) of the Company’s ordinary shares, totaling 2,307,693,000 ordinary shares (23,076,930 post share consolidation), at a purchase price of United States Dollars (US$) US$1.30 per ADS. The gross proceeds for this offering were approximately US$5 million. Against the offering, the Company agreed to issue 250,000 warrants exercisable at US$1.625 each, expiring in 5 years from issue date, to H.C. Wainwright & Co which would form part of cost of raising capital. The said warrants are subject to shareholder approval at the Company’s 2023 annual general meeting.
●	On December 18, 2023 the company undertook a share consolidation of its equity securities on the basis of one (1) ordinary share for every 100 ordinary shares held. The company also simultaneously adjusted its ADS Ratio from the then-existing ratio of one ADS representing 600 ordinary shares to one ADS representing 30 ordinary shares. Our ordinary shares continue to be traded on the ASX, under the symbol “GTG.” The ADSs continue to be traded on The Nasdaq Stock Exchange under the symbol “GENE”.
●	On April 19, 2024 the Company issued 16,800,000 ordinary shares represented by 560,000 ADSs at an offering price of US$2.00 per ADS. This was part of an offering to institutional investors who also entered definitive agreement to the purchase and sale of pre-funded warrants to purchase 13,200,000 ordinary shares represented by 440,000 ADSs, at an offering price of US$1.999 per pre-funded warrant. Each ADS represents 30 ordinary shares. The pre-funded warrants will have an exercise price of US$0.001 per ADS, will be immediately exercisable and may be exercised at any time until all of the pre-funded warrants issued in the offering are exercised in full. On exercise of the pre-funded warrants ordinary shares represented by the ADSs will be issued. The gross proceeds from this offering were approximately US$2 million.